Goodwill and Other Intangible Assets - Summary of the Changes in the Carrying Value of Goodwill By Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
March 31, 2019	$ 583,225
Impairment of goodwill	(66,121)		$ (535,227)
March 31, 2020	513,527	$ 583,225
Systems & Support [Member]
Goodwill [Line Items]
March 31, 2019	583,225	592,828
Goodwill associated with dispositions		(2,788)
Effect of exchange rate changes	(3,577)	(6,815)
Impairment of goodwill	(66,121)
March 31, 2020	$ 513,527	$ 583,225	$ 592,828